REVENUE FROM CONTRACTS WITH CUSTOMERS - Contract balances (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Receivables		₽ 28,097	₽ 14,271
Contract assets	₽ 105	105
Total assets		28,202	14,271
Less current portion		(28,192)	(14,271)
Total non-current assets		10
Contract liabilities	(18,461)	(22,155)	(18,461)
Less current portion		21,597	17,696
Total non-current liabilities		(558)	(765)
Significant changes in the contract assets and the contract liabilities balances
Revenue recognised that was included in the contract liability balance at the beginning of the period	10,999
Increase due to cash payment, excluding amount recognised as revenue during the period	(14,390)
Transfers from contract assets to receivables Effect of changes in estimates	105
Contract assets at end of period	105
Contract liabilities at beginning of period	(18,461)
Business combinations	(303)
Contract liabilities at end of period	(22,155)
Mobile telecommunication services
revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)		(20,094)
Mobile telecommunication services | 2019
revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)		(19,536)
Mobile telecommunication services | More than 1 to 5 years
revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)		(541)
Mobile telecommunication services | 2025 - 2029
revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)		(17)
Mobile and fixed telecommunication services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	(17,156)	(20,094)	(17,156)
Significant changes in the contract assets and the contract liabilities balances
Contract liabilities at beginning of period	(17,156)
Contract liabilities at end of period	(20,094)
Other services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	(1,084)	(1,741)	(1,084)
Significant changes in the contract assets and the contract liabilities balances
Contract liabilities at beginning of period	(1,084)
Contract liabilities at end of period	(1,741)
revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)		(1,741)
Other services | 2019
revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)		(1,741)
Loyalty programme
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	(221)	(320)	₽ (221)
Significant changes in the contract assets and the contract liabilities balances
Contract liabilities at beginning of period	(221)
Contract liabilities at end of period	₽ (320)
revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)		(320)
Loyalty programme | 2019
revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)		₽ (320)